SERIES C 9% CONVERTIBLE PREFERRED STOCK (Details Narrative) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 09, 2013	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Temporary equity, liquidation preference		$ 105,000	$ 105,000	$ 105,000
Deemed preferred stock dividend		133,000		209,682
Preferred stock, value
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Temporary equity, shares authorized	4,200
Temporary equity, liquidation preference	$ 1,000
Preferred Stock, dividend rate	9.00%
Temporary equity, par value	$ 1,000
Beneficial ownership limitation rate.			4.99%
Preferred stock, redemption price per share				$ 0.25		$ 3.75
Preferred stock, terms of conversion			(i) in cash, at the greater of (a) 120% of the stated value of $1,000 or (b) the product of (I) the variable weighted average price of our common stock on the trading day immediately preceding the date of the triggering event and (II) the stated value divided by the then conversion price or (ii) in shares of our common stock, equal to a number of shares equal to the amount set forth in (i) above divided by 75%. As of December 31, 2023 and 2022, the aggregate stated value of our Series C Preferred Stock was $105,000. The triggering events include our being subject to a judgment of greater than $100,000 or our initiation of bankruptcy proceedings. If any of the triggering events contained in our Series C Preferred Stock occur, the holders of our Series C Preferred Stock may demand redemption, an obligation the Company may not have the ability to meet at the time of such demand. The Company will be required to pay interest on any amounts remaining unpaid after the required redemption of our Series C Preferred Stock, at a rate equal to the lesser of 18% per annum or the maximum rate permitted by applicable law. Accordingly, the Company has classified the Series C Preferred Stock as a mezzanine obligation in the accompanying consolidated balance sheets.
Preferred stock, value			$ 105,000	$ 105,000
Temporary equity, shares issued		105	105	105
Temporary equity, shares outstanding			105	105
Dividends payable			$ 100,567	$ 91,117
Series C Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Beneficial ownership limitation conversion rate.			9.99%
Preferred stock, redemption price per share					$ 2.27
Preferred stock, value			$ 100,000
Series C Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Preferred stock, redemption price per share					$ 3.75